Accounts and Notes Receivable and Allowance for Doubtful Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 80,960	¥ 526,747		¥ 735,154
Notes receivable	418	2,720		1,215
Allowance for doubtful debts	(11,321)	(73,656)	$ (12,436)	(80,910)	¥ (40,070)
Accounts and notes receivable (net of allowance for doubtful debt of RMB80,910 and RMB73,656 (US$11,321) as of December 31, 2016 and 2017, respectively)	$ 70,057	¥ 455,811		¥ 655,459